1998 SEMIANNUAL REPORT


IDS
Intermediate
Tax-Exempt
Fund

(icon of) shield with tree enclosed

      The goal of IDS Intermediate Tax-Exempt Fund, a part of IDS Tax-Exempt Bond Fund, Inc., is to seek a high level of current income exempt from federal taxes.


      American Express Financial Advisors

      Distributed by American Express Financial Advisors Inc.

(icon of) shield with tree enclosed

Why suffer from a `lack of interest'?

If you're looking for a higher yield than a typical tax-free money market fund with less price volatility than a typical tax-exempt bond fund, this fund is designed for you. Its yield is generally free from federal taxes, but not necessarily state and local taxes.

Contents

From the chairman                            3
From the portfolio manager                   3
The Fund's ten largest holdings              5
Financial statements                         6
Notes to financial statements                9
Investments in securities                   19
Board members and officers                  31
IDS mutual funds                            32

 To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.




      William R. Pearce
     (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      Thanks to ongoing low inflation, interest rates remained subdued during the past six months. For IDS Intermediate Tax-Exempt Fund, the result was a 2.2% total return (Class A shares) for the first half of the fiscal year -- December 1997 through May 1998. Most of the return came in the form of dividends.

      At the outset of the period, financial markets throughout the world were still trying to sort out the potential implications of the financial meltdown that occurred in Asia last October. In the U.S., the prevailing view was that economic growth would suffer at least a modest slowdown, further easing upward pressure on inflation and, thus, interest rates. The result was a sharp rally by the bond market through January. From that point, bonds basically treaded water, as investors waited for evidence of just how much impact the Asian situation might ultimately have on the U.S. economy.

      Substantial supply

      Looking at municipal bonds in particular, while demand remained reasonably healthy, a tremendous supply of new issues kept a lid on prices. In addition, the ongoing strong performance of the stock market continued to attract a heavy influx of money, some of which might otherwise have gone into the municipal market.

      As for the structure of the Fund's portfolio, I reduced its duration somewhat during the period. (Duration, a function of the average maturity of the investments, determines how sensitive the Fund's value is to changes in interest rates. The longer the duration, the greater the sensitivity.) The reason for this strategy was my belief that rates were more likely to rise than fall, and I wanted to protect investors' capital from the negative effect of that possibility.

      Yield enhancement

      To help shore up the Fund's dividend, I kept a modest exposure to below-investment-grade, or lower-quality, bonds. They comprised about 10% of assets, a figure that I expect to maintain over the long term. Because interest rates have followed an overall downward path in recent years, municipals, like all bonds, have experienced a commensurate decline in yields. Ultimately, that trend reduces the Fund's dividend payout.

      At this point (mid-June), we still haven't seen enough evidence to accurately determine the full impact of the Asian situation on economic growth and, in turn, inflation and interest rates in this country. Therefore, I plan to keep the portfolio in a neutral structure until conditions warrant a change.





      Terry Fettig
     (picture of) Terry Fettig
      Terry Fettig
      Portfolio Manager

      To our shareholders


Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998         $   5.10

Nov. 30, 1997        $   5.09

Increase             $   0.01


Distributions
Dec. 1, 1997 - May 31, 1998


From income          $   0.10

From capital gains   $     --

Total distributions  $   0.10

Total return*           +2.2%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998         $   5.10

Nov. 30, 1997        $   5.09

Increase             $   0.01


Distributions
Dec. 1, 1997 - May 31, 1998


From income          $   0.08

From capital gains   $     --

Total distributions  $   0.08

Total return*           +1.8%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998         $   5.10

Nov. 30, 1997        $   5.09

Increase             $   0.01


Distributions
Dec. 1, 1997 - May 31, 1998


From income          $   0.10

From capital gains   $     --

Total distributions  $   0.10

Total return*           +2.3%**


      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Fund's ten largest holdings


                                              Percent                Value
                               (of Fund's net assets)      (as of May 31, 1998)

       Alaska Industrial Development & Exploration Authority
       Electric Power Revenue Bonds
       Upper Lynn Canal Regional Power Series 1997 A.M.T.
       5.00% 2002                               2.81%               $703,914

       Chicago Illinois Unlimited Tax General Obligation
       Refunding Revenue Bonds Series 1996B
       6.00% 2002                               2.21                 551,569

       Houston Texas Water & Sewer System Prior Lien
       Refunding Revenue Bonds Series 1992B
       5.75% 2002                               2.13                 532,145

       New York State Dormitory Authority Health Care Revenue
       Bonds Mental Health Services Facilities Series 1997B
       5.00% 2002                               2.05                 512,930

       Delaware County Pennsylvania Industrial Development
       Authority Pollution Control Refunding Revenue Bonds
       Series 1997A
       5.30% 2001                               2.05                 511,860

       North Springs Florida Improvement Special Assessment
       District Revenue Bonds Parkland Isles Series 1997B
       6.25% 2005                               2.04                 509,345

       Denver Colorado City & County Airport Revenue Bonds
       Series 1996 A.M.T.
       4.80% 2000                               2.03                 508,575

       Knox County Tennessee Unlimited Tax General
       Obligation Bonds Series 1997
       4.45% 2003                               2.03                 506,710

       Long Beach California Harbor Revenue Bonds
       Series 1993 A.M.T.
       4.50% 2002                               2.02                 505,415

       Sandusky County Ohio Hospital Facilities Refunding
       Revenue Bonds Memorial Hospital
       4.40% 2000                               2.00                 499,980


      Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax (A.M.T.)


      For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.


      (icon of) pie chart


      The ten holdings listed here make up 21.37% of the Fund's net assets



 Financial statements


      Statement of assets and liabilities
      IDS Intermediate Tax-Exempt Fund
      May 31, 1998



                                  Assets


                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $24,886,474)                                                                $25,208,535
 Cash in bank on demand deposit                                                                         84,779
 Accrued interest receivable                                                                           354,730
                                                                                                       -------
 Total assets                                                                                       25,648,044
                                                                                                    ----------

                                  Liabilities

 Dividends payable                                                                                       4,647
 Payable for investment securities purchased                                                           606,813
 Accrued investment management services fee                                                                307
 Accrued distribution fee                                                                                  135
 Accrued service fee                                                                                       119
 Accrued transfer agency fee                                                                                42
 Accrued administrative services fee                                                                        27
 Other accrued expenses                                                                                 31,775
                                                                                                        ------
 Total liabilities                                                                                     643,865
                                                                                                       -------
 Net assets applicable to outstanding capital stock                                                $25,004,179
                                                                                                   ===========

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                           $    48,991
 Additional paid-in capital                                                                         24,667,983
 Undistributed net investment income                                                                     2,900
 Accumulated net realized gain (loss) (Note 5)                                                         (37,756)
 Unrealized appreciation (depreciation) on investments                                                 322,061
                                                                                                       -------
 Total-- representing net assets applicable to outstanding capital stock                           $25,004,179
                                                                                                   ===========
 Net assets applicable to outstanding shares:             Class A                                  $18,377,749
                                                          Class B                                  $ 6,625,348
                                                          Class Y                                  $     1,082
 Net asset value per share of outstanding capital stock:  Class A shares       3,600,657           $      5.10
                                                          Class B shares       1,298,226           $      5.10
                                                          Class Y shares             212           $      5.10

See accompanying notes to financial statements.






      Statement of operations
      IDS Intermediate Tax-Exempt Fund
      Six months ended May 31, 1998



                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Interest                                                                                             $565,515
                                                                                                      --------
 Expenses (Note 2):
 Investment management services fee                                                                     54,935
 Distribution fee-- Class B                                                                             22,858
 Transfer agency fee                                                                                     7,167
 Incremental transfer agency fee-- Class B                                                                 146
 Service fee
      Class A                                                                                           15,912
      Class B                                                                                            5,333
 Administrative services fees and expenses                                                               5,061
 Compensation of board members                                                                           3,985
 Custodian fees                                                                                          4,424
 Postage                                                                                                   990
 Registration fees                                                                                      13,963
 Audit fees                                                                                              6,000
 Other                                                                                                   3,074
                                                                                                         -----
 Total expenses                                                                                        143,848
      Less expenses voluntarily reimbursed by AEFC (Note 2)                                             (6,743)
                                                                                                        ------
                                                                                                       137,105
      Earnings credits on cash balances (Note 2)                                                        (5,775)
                                                                                                        ------
 Total net expenses                                                                                    131,330
                                                                                                       -------
 Investment income (loss)-- net                                                                        434,185
                                                                                                       -------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on security transactions (Note 3)                                                787
 Net change in unrealized appreciation (depreciation) on investments                                    76,332
                                                                                                        ------
 Net gain (loss) on investments                                                                         77,119
                                                                                                        ------
 Net increase (decrease) in net assets resulting from operations                                      $511,304
                                                                                                      ========


See accompanying notes to financial statements.






      Financial statements


      Statements of changes in net assets
      IDS Intermediate Tax-Exempt Fund



                                  Operations and distributions

                                                                            May 31, 1998         Nov. 30, 1997
                                                                        Six months ended            Year ended
                                                                              (Unaudited)
 Investment income (loss)-- net                                              $   434,185           $   590,855
 Net realized gain (loss) on security transactions                                   787               (38,543)
 Net change in unrealized appreciation (depreciation) on investments              76,332               239,163
                                                                                  ------               -------
 Net increase (decrease) in net assets resulting from operations                 511,304               791,475
                                                                                 -------               -------
 Distributions to shareholders from:
      Net investment income
            Class A                                                             (340,684)             (465,805)
            Class B                                                              (90,579)             (125,014)
            Class Y                                                                  (20)                  (38)
                                                                                     ---                   ---
 Total distributions                                                            (431,283)             (590,857)
                                                                                --------              --------

                                  Capital share transactions (Note 4)

 Proceeds from sales
      Class A shares (Note 2)                                                  9,336,850            29,600,212
      Class B shares                                                           2,427,521             8,114,669
 Reinvestment of distributions at net asset value
      Class A shares                                                             270,201               401,413
      Class B shares                                                              85,396               115,617
      Class Y shares                                                                  20                    38
 Payments for redemptions
      Class A shares                                                          (8,321,006)          (14,648,786)
      Class B shares (Note 2)                                                 (1,463,525)           (3,194,018)
                                                                              ----------            ----------
 Increase (decrease) in net assets from capital share transactions             2,335,457            20,389,145
                                                                               ---------            ----------
 Total increase (decrease) in net assets                                       2,415,478            20,589,763
 Net assets at beginning of period                                            22,588,701             1,998,938
                                                                              ----------             ---------
 Net assets at end of period                                                 $25,004,179           $22,588,701
                                                                             ===========           ===========
 Undistributed (excess of distributions over) net investment income          $     2,900           $        (2)
                                                                             -----------           -----------


See accompanying notes to financial statements.



 Notes to financial statements


      IDS Intermediate Tax-Exempt Fund
      (Unaudited as to May 31, 1998)


  1

Summary of
significant
accounting policies



      IDS Intermediate Tax-Exempt Fund (a series of IDS Tax-Exempt Bond Fund, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Tax-Exempt Bond Fund, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

      The Fund invests primarily in investment-grade bonds and other debt securities issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

      At May 31, 1998, AEFC owned 212 Class Y shares.



  2

Expenses and
sales charges



      The Fund entered into agreements with AEFC for managing its portfolio and providing administrative services. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

      Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A $15.50

     oClass B $16.50

     oClass Y $15.50


      The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $182,845 for Class A and $1,672 for Class B for the six months ended May 31, 1998.

      AEFC agreed to waive certain fees and to absorb certain other of the Fund's expenses. Under this agreement, the Fund's total expenses, net of earnings credits, could not exceed 0.90% for Class A, 1.66% for Class B and 0.83% for Class Y of the Fund's average daily net assets.

      During the six months ended May 31, 1998, the Fund's custodian and transfer agency fees were reduced by $5,775 as a result of earnings credits from overnight cash balances.


  3

Securities
transactions



      Cost of purchases of securities and proceeds from sales (other than short-term obligations) aggregated $6,683,312 and $1,463,807, respectively, for the six months ended May 31, 1998. Realized gains and losses are determined on an identified cost basis.



  4

Capital share
transactions


      Transactions in shares of capital stock for the periods indicated are as follows:

                                        Six months ended May 31, 1998

                                      Class A       Class B       Class Y

      Sold                          1,830,086       475,885            --

      Issued for reinvested            52,981        16,748             5
        distributions

      Redeemed                     (1,630,614)     (286,807)           --

      Net increase (decrease)         252,453       205,826             5



                                          Year ended Nov. 30, 1997

                                      Class A       Class B       Class Y

      Sold                          5,874,257     1,612,479            --

      Issued for reinvested            79,549        22,888             7
        distributions

      Redeemed                     (2,911,999)     (632,712)           --

      Net increase (decrease)       3,041,807     1,002,655             7





  5

Capital loss
carryover


      For federal income tax purposes, the Fund had a capital loss carryover of $39,411 at Nov. 30, 1997, that if not offset by subsequent capital gains, will expire in 2005. It is unlikely the board will authorize a distribution of any net realized gain for the Fund until its capital loss carryover has been offset or expires.




      Notes to financial statements


      IDS Intermediate Tax-Exempt Fund




6
Financial
highlights


      The  tables  below  show  certain  important  financial   information  for
      evaluating the Fund's results.

      Fiscal period ended Nov. 30,

      Per share income and capital changes(a)

                                        Class A                   Class B                   Class Y
                               1998(c)   1997    1996(b)  1998(c)  1997    1996(b)  1998(c)   1997    1996(b)
Net asset value,
beginning of period            $5.09    $5.04    $5.00    $5.09   $5.04    $5.00    $5.09    $5.04    $5.00
                             Income from investment operations:
Net investment income (loss)     .10      .18       --      .08     .14       --      .10      .18       --
Net gains (losses)
(both realized and               .01      .05      .04      .01     .05      .04      .01      .05      .04
unrealized)
Total from investment            .11      .23      .04      .09     .19      .04      .11      .23      .04
operations
                             Less distributions:
Dividends from net              (.10)    (.18)      --     (.08)   (.14)      --     (.10)    (.18)      --
investment income
Net asset value,               $5.10    $5.09    $5.04    $5.10   $5.09    $5.04    $5.10    $5.09    $5.04
end of period
                             Ratios/supplemental data
                                        Class A                   Class B                   Class Y
                               1998(c)   1997    1996(b)  1998(c)  1997    1996(b)  1998(c)   1997    1996(b)

Net assets, end of               $18      $17       $2       $7      $6       --      $--      $--      $--
period (in millions)
Ratio of expenses to         .93%d,e    .93%e  .90%d,e 1.69%d,e  1.68%e 1.66%d,e  .58%d,e    .80%e  .73%d,e
average daily net assets(f)
Ratio of net income (loss)    3.74%d    3.60%   3.19%d   3.00%d   2.87%   2.04%d    3.93%d   3.84%   2.32%d
to average daily net assets
Portfolio turnover rate           6%      24%       --       6%     24%       --        6%     24%       --
(excluding short-term
securities)
Total return(g)                   2.2%     4.4%     1.0%     1.8%    3.7%      .9%      2.3%    4.6%     1.0%



a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Inception date was Nov. 13, 1996.
c Six months ended May 31, 1998 (Unaudited).
d Adjusted to an annual basis.
e AEFC voluntarily limited total operating expenses, net of earnings credits, for the Fund. Had AEFC not done so, the annual ratios of expenses would have been .99% for Class A, 1.74% for Class B, and .64% for Class Y for the six months ended May 31, 1998, and 1.49% and 48.94% for Class A, 2.17% and 55.07%
for Class B and 1.70% and 83.81% for Class Y for the periods ended Nov. 30, 1997 and 1996, respectively.
f Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
g Total return does not reflect payment of a sales charge.






 Investments in securities


      IDS Intermediate
      Tax-Exempt Fund
      May 31, 1998 (Unaudited)



                                                   (Percentages represent
                                                     value of investments
                                                   compared to net assets)


 Municipal bonds (96.4%)

Name of issuer and                                              Coupon            Principal            Value(a)
title of issue (b,c,d)                                            rate              amount

 Alabama (1.6%)
 Special Care Facilities Finance Authority
    Revenue Bonds
    Lanier Memorial Hospital
    Series 1997A
        11-01-01                                                  5.50%            $390,000            $400,237


 Alaska (5.0%)
 Anchorage Light & Power Senior Lien
    Electric Utilities Refunding Revenue Bonds
    Series 1996C (AMBAC Insured)
        12-01-99                                                  4.10              100,000             100,362
 Anchorage Unlimited Tax General Obligation Bonds
    Series 1992 (MBIA Insured)
        08-01-01                                                  5.85              425,000             447,274
 Industrial Development & Exploration Authority
    Electric Power Revenue Bonds
    Upper Lynn Canal Regional Power
    Series 1997 A.M.T.
        01-01-02                                                  5.00              705,000             703,914
 Total                                                                                                1,251,550


 Arizona (0.6%)
 Phoenix Water System Refunding Revenue Bonds
    Series 1993
        07-01-99                                                  4.40               75,000              75,521
 Salt River Agricultural Improvement & Power
    District Electric Refunding Revenue Bonds
    Series 1993C
        01-01-01                                                  4.25               70,000              70,441
 Total                                                                                                  145,962

 Arkansas (0.2%)
 State Finance Authority Revolving Loan
    Refunding Revenue Bonds
    Series 1993B (MBIA Insured)
        06-01-04                                                  4.80               40,000              41,262

 California (5.1%)
 Lake Elsinore School Financing Authority
    Revenue Bonds Series 1997
        09-01-02                                                  5.10              205,000             211,062
        09-01-03                                                  5.20              220,000             228,162
 Long Beach Harbor Revenue Bonds Series 1993 A.M.T.
        05-15-02                                                  4.50              500,000             505,415
 Southern California College of Optometry
    Educational Facilities Authority College
    Revenue Bonds Series 1997B
        04-01-99                                                  4.90              340,000             343,043
 Total                                                                                                1,287,682


 Colorado (3.8%)
 Arvada Urban Renewal Authority
    Tax Allocation Refunding Revenue Bonds
    Series 1997A (MBIA Insured)
        09-01-02                                                  5.25              200,000             208,014
 Denver City & County Airport Revenue Bonds Series 1996 (MBIA Insured) A.M.T.
        11-15-00                                                  4.80              500,000             508,575
 Denver City & County School District  1 Facility
    Certificate of Participation
    Series 1996 (AMBAC Insured)
        12-15-05                                                  5.00               30,000              31,222
 Highlands Ranch District  3 Douglas County
    (ACA Insured)
        12-01-01                                                  4.30              200,000             199,806
 Total                                                                                                  947,617


 Connecticut (1.3%)
 State Development Authority Refunding Revenue Bonds
    Church Homes Incorporated 1st Mortgage
    Gross Health Care Series 1997
        04-01-00                                                  4.65              200,000             201,214
 State Unlimited General Obligation Bonds Series 1995A
        03-15-00                                                  5.00              130,000             132,561
 Total                                                                                                  333,775


 Florida (4.7%)
 Grand Haven Community Development District
    Special Assessment Bonds Flagler County Series 1997A
        05-01-02                                                  6.30              300,000             307,764
 Lakewood Ranch Community Development District  1
    Manatec County Benefit Special Assessment Bonds
    Series 1998
        05-01-17                                                  7.30              250,000             249,978
 North Springs Improvement Special Assessment
    District Revenue Bonds Parkland Isles Series 1997B
        05-01-05                                                  6.25              500,000             509,345
 State Ports Financing  Commission Port District Revenue Bonds Series 1996 (MBIA
    Insured) A.M.T.
        06-01-03                                                  4.60              100,000             101,789
 Total                                                                                                1,168,876

 Georgia (1.1%)
 Clarke County Hospital Authority Hospital Revenue Certificates
    Series 1996 (MBIA Insured)
        01-01-01                                                  5.00              150,000             153,539
 Dalton Development Authority Revenue Certificates
    Series 1996 (MBIA Insured)
        08-15-04                                                  4.625             125,000             127,734
 Total                                                                                                  281,273


 Illinois (8.1%)
 Chicago Unlimited General Obligation
    Refunding Bonds Series 1996B (FGIC Insured)
        01-01-00                                                  5.00              130,000             132,058
 Chicago Unlimited Tax General Obligation
    Refunding Bonds Series 1996B (FGIC Insured)
        01-01-02                                                  6.00              520,000             551,569
 Dundee Township Open Space General Obligation Bonds
    Series 1997 (FSA Insured)
        12-01-02                                                  4.40              250,000             251,930
 Health Facility Authority Nursing Home
    Refunding Revenue Bonds
    Covenant Retirement Communities Series 1998
        12-01-00                                                  4.20              415,000             413,535
 McDonough County Hospital District
    Hospital Facility Refunding Revenue Bonds
    Series 1998
        07-01-01                                                  4.35              200,000             199,274
 North Chicago Unlimited General Obligation
    Refunding Bonds Series 1996 (FGIC Insured)
        01-01-01                                                  4.60              200,000             202,572
 State Educational Facilities Authority Revenue Bonds
    Lewis University Series 1996
        10-01-03                                                  5.10              140,000             144,262
 State Health Facilities Authority Hospital
    Refunding Revenue Bonds Series 1996A
        08-15-03                                                  5.00              125,000             128,216
 Total                                                                                                2,023,416


 Indiana (1.6%)
 Health Facility Finance Authority
    Hospital Revenue Bonds
    Jackson County Schneck Memorial Hospital
    Series 1998
        02-15-00                                                  4.15              100,000              99,523
 State Bank Revenue Bonds Series 1995B
        02-01-99                                                  5.00              160,000             161,250
 State Transportation Finance Authority Airport
    Facility Lease Refunding Revenue Bonds
    Series 1996A (AMBAC Insured)
        11-01-03                                                  4.50              125,000             126,859
 Total                                                                                                  387,632

 Iowa (0.8%)
 Higher Education Loan Authority Refunding Revenue Bonds
    Luther College Series 1997
        09-01-99                                                  4.40              200,000             200,084


 Kansas (0.8%)
 State Development Finance Authority
    Health Facilities Revenue Bonds Hays Medical Center
    Series 1997B (MBIA Insured)
        11-15-00                                                  5.00              200,000             204,924


 Louisiana (2.5%)
 Jefferson Parish Home Mortgage Authority Single Family
    Revenue Bonds Series 1997A
    (GNMA & FNMA Insured) A.M.T.
        06-01-07                                                  4.90              300,000             303,705
 State Public Facilities Authority College Revenue Bonds
    Series 1997
        02-01-03                                                  5.10              100,000             102,709
 State Unlimited Tax General Obligation
    Refunding Bonds Series 1996A
        08-01-02                                                  6.00              200,000             213,790
 Total                                                                                                  620,204


 Maine (0.4%)
 State Technical College System Certificates of Participation
    Series 1997 (MBIA Insured)
        01-01-02                                                  4.80              100,000             102,076


 Massachusetts (1.2%)
 State Health & Educational Facility Authority
    Hospital Revenue Bonds
    Milford-Whitinsville Regional Hospital
    Series 1998C
        07-15-01                                                  5.00              300,000             303,792


 Michigan (4.0%)
 Chippewa County Finance Authority
    Hospital Refunding Revenue Bonds
    Chippewa County War Memorial Hospital
    Series 1997B
        11-01-01                                                  4.75              200,000             202,132
 Detroit Sewer Disposal Refunding Revenue Bonds
    Series 1993A (FGIC Insured)
        07-01-05                                                  5.25               25,000              26,359
 Garden City Hospital Finance Authority
    Hospital Revenue Bonds Series 1998
        09-01-03                                                  5.375             200,000             199,304
 State Hospital Finance Authority
    Refunding Revenue Bonds
    Chelsea Community Hospital
    Series 1998
        05-15-01                                                  4.50              200,000             200,000
 State Hospital Finance Authority Revenue Bonds
    Series 1997
        01-01-99                                                  5.40              125,000             125,735
        01-01-00                                                  5.60              135,000             136,916
 State Trunk Line Fuel Sales Tax
    Refunding Revenue Bonds 1st Series 1992B
        10-01-99                                                  5.10              100,000             101,663
 Total                                                                                                  992,109


 Minnesota (3.6%)
 Crow Finance Authority Tribal Purpose
    Revenue Bonds Series 1998
        10-01-02                                                  5.00              315,000             321,250
 Minneapolis Community Development Agency
    Limited Tax Supported Development Revenue Common
    Fund Bonds Series 1997
        06-01-99                                                  4.70              160,000             161,187
 Minneapolis Community Development Agency
    Limited Tax Supported Development Revenue Common
    Fund Bonds Series 1997 A.M.T.
        06-01-99                                                  4.90              205,000             206,962
        06-01-00                                                  5.10              215,000             218,932
 Total                                                                                                  908,331


 Mississippi (1.2%)
 Jackson Airport Authority Revenue Bonds
    (AMBAC Insured) A.M.T.
        12-01-01                                                  6.25              135,000             143,934
        12-01-02                                                  6.25              145,000             156,346
 Total                                                                                                  300,280


 Missouri (2.1%)
 Kansas City Water Revenue Bonds Series 1996B
        12-01-99                                                  5.75              100,000             102,842
 State Health & Educational Facility Authority
    Hospital Revenue Bonds Series 1993A
        05-15-02                                                  4.50              125,000             126,581
 West Plains Industrial Development Authority
    Hospital Revenue Bonds
    Ozarks Medical Center
        11-15-01                                                  4.60              290,000             289,443
 Total                                                                                                  518,866

 Nevada (1.2%)
 Clark County Special Improvement District  108
    Local Improvement Bonds Series 1997
        02-01-99                                                  4.90              200,000             201,244
 Washoe County Limited General Obligation
    Refunding Bonds Series 1993B (AMBAC Insured)
        09-01-00                                                  4.80              100,000             101,811
 Total                                                                                                  303,055


 New Hampshire (0.4%)
 State Business Finance Authority Resource
    Recovery Revenue Bonds (MBIA Insured)
        07-01-01                                                  4.65              100,000             101,490


 New Mexico (2.0%)
 Santa Fe Educational Facilities College
    Improvement Refunding Revenue Bonds Series 1997
        10-01-03                                                  5.20              235,000             243,053
        10-01-04                                                  5.30              245,000             255,415
 Total                                                                                                  498,468


 New York (6.2%)
 New York City Industrial Development Agency
    Civilian Facilities Revenue Bonds Young Men's
    Christian Association Greater New York
        10-15-00                                                  5.00              100,000             101,969
        10-15-02                                                  5.00              200,000             205,202
 New York City Unlimited General Obligation Bonds
    Series 1996E
        08-01-02                                                  5.10               20,000              20,573
 New York City Unlimited General Obligation Bonds
    Series 1997G
        08-01-02                                                  5.00              300,000             305,286
 State Dormitory Authority Federal Housing
    Authority Insured Hospital Revenue Bonds
    Series 1996 (AMBAC Insured)
        02-01-01                                                  5.00              125,000             127,931
 State Dormitory Authority Health Care Revenue Bonds
    Mental Health Services Facilities Series 1997B
        08-15-02                                                  5.00              500,000             512,930
 State Environmental Facilities Corporation
    Special Obligation Lease Refunding Revenue Bonds
    Series 1996 (AMBAC Insured)
        04-01-01                                                  4.60              200,000             203,020
 State Urban Development Corporation Lease Revenue Bonds
    Series 1996-97
        01-01-04                                                  5.00               70,000              71,640
 Total                                                                                                1,548,551

 North Carolina (0.4%)
 Union City Unlimited General Obligation Bonds
    Series 1996B (MBIA Insured)
        05-01-01                                                  5.25              100,000             103,468


 North Dakota (2.3%)
 State Housing Finance Agency Home Mortgage Finance
    Revenue Bonds Single Family Housing
    Series 1998A A.M.T.
        01-01-01                                                  4.20              200,000             199,964
        07-01-01                                                  4.20              275,000             274,945
 Ward County Health Care Facility Revenue Bonds
    Series 1996A
        07-01-03                                                  5.40              100,000             103,772
 Total                                                                                                  578,681


 Ohio (4.2%)
 Carroll Water & Sewer District Unlimited Tax
    General Obligation Bonds
        12-01-10                                                  6.25              250,000             249,163
 Cleveland Cuyahoga County Port Authority
    Refunding Revenue Bonds
    Sub Rock & Roll Hall of Fame
        12-01-02                                                  5.10              300,000             308,499
 Sandusky County Hospital Facilities Refunding
    Revenue Bonds Memorial Hospital
        01-01-00                                                  4.40              500,000             499,980
 Total                                                                                                1,057,642


 Oklahoma (1.1%)
 Enid Municipal Authority Sales Tax & Utility
    Refunding Revenue Bonds
    Series 1996 (AMBAC Insured)
        02-01-00                                                  4.50              250,000             252,070
 Norman Hospital Authority Refunding Revenue Bonds
    Series 1996A (MBIA Insured)
        09-01-04                                                  5.00               30,000              31,106
 Total                                                                                                  283,176

 Oregon (0.2%)
 Health Sciences University College Revenue Bonds
    Series 1995A (MBIA Insured)
        07-01-02                                                  4.375              60,000              60,568


 Pennsylvania (6.0%)
 Clarion County Hospital Authority
    Hospital Refunding Revenue Bonds
    Clarion Hospital Series 1997
        07-01-00                                                  4.60              200,000             200,704
        07-01-01                                                  4.75              200,000             201,132
 Commonwealth of Pennsylvania Unlimited General
    Obligation Bonds 3rd Series 1993
        09-01-00                                                  4.50              150,000             151,886
 Cumberland County Municipal Authority
    Nursing Home Revenue Bonds Series 1996
        12-01-03                                                  5.35              125,000             127,516
 Delaware County Industrial Development Authority
    Pollution Control Refunding Revenue Bonds Series 1997A
        01-01-01                                                  5.30              500,000             511,860
 New Wilmington Municipal Authority
    College Revenue Bonds
    Westminster College Series 1998
        03-01-00                                                  4.30              190,000             190,139
 Philadelphia Industrial Development Authority Lease
    Revenue Bonds Series 1996A (MBIA Insured)
        02-15-01                                                  4.45               70,000              70,574
 Philadelphia Intergovernmental Cooperation Authority
    Special Tax Revenue Bonds Series 1992
        06-15-02                                                  6.00               40,000              42,259
 Total                                                                                                1,496,070


 Rhode Island (0.8%)
 State Refunding Certificates of Participation
    Series 1997 (MBIA Insured)
        10-01-02                                                  4.70              200,000             203,760


 South Carolina (0.3%)
 Pickens County School District Unlimited General
    Obligation Bonds Series 1996A (FGIC Insured)
        05-01-06                                                  4.90               70,000              72,238


 South Dakota (1.4%)
 Sioux Falls Health Facilities
    Hospital Revenue Bonds
    Evangelical Lutheran Good Samaritan Society
    Series 1998B (AMBAC Insured)
        06-01-01                                                  4.45              200,000             200,722
 Sioux Falls Sales Tax Revenue Bonds
    Series 1996A (AMBAC Insured)
        11-15-04                                                  5.00              150,000             156,210
 Total                                                                                                  356,932


 Tennessee (2.0%)
 Knox County Unlimited Tax General
    Obligation Bonds Series 1997
        02-01-03                                                  4.45              500,000             506,710


 Texas (8.7%)
 Austin Utility System Refunding Revenue Bonds
    Series 1993
        05-15-99                                                  5.00              300,000             303,378
 Denison Hospital Authority Revenue Bonds Series 1997
        08-15-02                                                  5.45              255,000             264,279
 Houston Water & Sewer System Junior Lien
    Refunding Revenue Bonds Series 1992C (MBIA Insured)
        12-01-99                                                  5.10              100,000             101,797
 Houston Water & Sewer System Prior Lien
    Refunding Revenue Bonds Series 1992B (MBIA Insured)
        12-01-02                                                  5.75              500,000             532,145
 Houston Water & Sewer System Refunding Revenue Bonds
    Series 1992B
        12-01-99                                                  5.25              250,000             254,900
 Hutto Independent School District Unlimited Tax
    School Building & Refunding Bonds
    Series 1997 Permanent School Fund Guarantee
        02-01-00                                                  4.40              100,000             100,716
 North Municipal Water District Solid Waste
    Disposal Systems Revenue Bonds Series 1996
    (AMBAC Insured)
        09-01-04                                                  4.90               35,000              36,255
 Trinity River Authority Wastewater System
    Refunding Revenue Bonds Series 1993A (AMBAC Insured)
        08-01-01                                                  5.10               25,000              25,773


 Tyler Health Facility Development Hospital Revenue Bonds
    Mother Frances Hospital Series 1997A
        07-01-99                                                  5.00              200,000             201,530
 University of Texas Permanent Fund College
    Refunding Revenue Bonds Series 1996
        07-01-99                                                  4.50               40,000              40,329
 Webb County Certificates of Participation
    Series 1997A Asset Guaranty
        10-01-00                                                  4.45              300,000             302,172
 Total                                                                                                2,163,274


 Utah (2.6%)
 Granger & Hunter Improvement District
    Water & Sewer Refunding Revenue Bonds
    Series 1998 (FSA Insured)
        03-01-00                                                  4.00              300,000             300,087
 Salt Lake City College Revenue Bonds
    Westminster College Series 1997
        10-01-00                                                  4.50              185,000             184,787
 Salt Lake City School District Unlimited General
    Obligation Bonds Series 1995A
        03-01-01                                                  5.25              150,000             154,928
 Total                                                                                                  639,802


 Virginia (0.4%)
 Chesapeake Individual Development Authority Public Facility
    Lease Revenue Bonds Series 1996 (MBIA Insured)
        06-01-03                                                  4.80              100,000             102,774


 Washington (2.9%)
 State Higher Education Facilities Authority
    Refunding Revenue Bonds
    University of Puget Sound
        10-01-01                                                  5.00              200,000             204,988
 State Housing Finance Commission
    Single Family Program Bonds
    (FNMA Insured) A.M.T.
        06-01-01                                                  4.30              205,000             204,543
 State Public Power Supply System Nuclear Project  3
    Refunding Revenue Bonds Series 1993B
        07-01-02                                                  5.15              300,000             309,003
 Total                                                                                                  718,534

 West Virginia (0.4%)
 State Facility Authority Community Building
    Series 1997A (MBIA Insured)
        07-01-02                                                  5.00              100,000             103,087

 Wisconsin (2.4%)
 State Health & Education Facility Authority
    College Revenue Bonds
    Carroll College Series 1998
        10-01-00                                                  4.30              200,000             199,770
 State Health & Education Facility Authority
    Nursing Home Revenue Bonds
    St. John's Home of Milwaukee & Sunrise Care Center
    Series 1997
        12-15-01                                                  4.70              100,000             100,386
 State Health & Educational Facilities Authority
    Revenue Bonds Meriter Hospital Series 1996
        12-01-99                                                  4.65              100,000             100,952
 State Health & Educational Facilities Authority
    Revenue Bonds Series 1996 (MBIA Insured)
        12-01-04                                                  4.75              150,000             153,368
 State Unlimited General Obligation Bonds Series 1996F
        11-15-02                                                  4.50               35,000              35,551
 Total                                                                                                  590,027

 Wyoming (0.8%)
 Teton County School District  1 Public Facilities
    Joint Powers
        06-01-01                                                  4.20              200,000             200,280


 Total municipal bonds
(Cost: $23,786,474)                                                                                 $24,108,535






 Short-term securities (4.4%)

Issuer (d,e)                                                   Effective              Amount           Value(a)
                                                                   yield          payable at
                                                                                   maturity



 Burke County Georgia Development Authority Pollution Control
 Revenue Bonds Georgia Power Plant Vogtle V.R.
    04-01-25                                                       3.95%            $100,000           $100,000
 Burke County Georgia Development Authority Pollution Control
 Revenue Bonds Georgia Power Plant Vogtle V.R.
 Series 2
    07-01-24                                                       3.95              100,000            100,000
 Cohasset Minnesota Power & Light
 Series A V.R.D.N.
    06-01-20                                                       4.00              300,000            300,000
 Massachusetts State Health & Educational Facility
 Capital Asset V.R.
    01-01-35                                                       3.95              100,000            100,000
 New York State Energy Research & Development Authority
 Pollution Control Revenue Bonds
 Mohawk Power V.R.
    12-01-25                                                       4.05              200,000            200,000
 Ohio State Air Quality Development
 Cincinnati Gas & Electric
 Series A V.R.
    09-01-30                                                       3.95              100,000            100,000
 Royal Oak Michigan
 William Beaumont Hospitals
 Series 1996L V.R.
    01-01-03                                                       4.00              100,000            100,000
 University of Michigan Refunding Revenue Bonds
 Hospital Series 1995A V.R.
    12-01-27                                                       4.00              100,000            100,000



 Total short-term securities
(Cost: $1,100,000)                                                                                   $1,100,000


 Total investments in securities
(Cost: $24,886,474)(f)                                                                              $25,208,535




See accompanying notes to investments in securities.



      Investments in securities


      IDS Intermediate
      Tax-Exempt Fund



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                        (Unaudited)

 Rating                                       05-31-98             11-30-97

 AAA                                                33%                  41%
 AA                                                 13                   15
 A                                                  13                   11
 BBB                                                31                   26
 BB and below                                        8                    2
 Non-rated                                           2                    5

 Total                                             100%                 100%


 (c) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

 ACA   -- ACA Financial  Guaranty  Corporation
 AMBAC -- American Municipal Bond Association  Corporation
 BIG   -- Bond Investors Guarantee
 CGIC  -- Capital  Guaranty  Insurance  Company
 FGIC  -- Financial Guarantee  Insurance  Corporation
 FHA   -- Federal  Housing  Authority
 FNMA  -- Federal National Mortgage Association
 FSA   -- Financial Security Assurance
 GNMA  -- Government National Mortgage Association
 MBIA  -- Municipal Bond Investors Assurance


(d) The following abbreviations may be used in portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax-- As of May 31, 1998, the
             value of securities subject to alternative minimum tax represented 14.11% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note


(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rates shown are the effective rates on May 31, 1998.

(f) At May 31, 1998,  the cost of securities for federal income tax purposes was
approximately   $24,886,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on the cost was:





Unrealized appreciation.............................................$329,000
Unrealized depreciation...............................................(6,000)
Net unrealized appreciation.........................................$323,000

          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Vice president   Frederick C. Quirsfeld*
                 Vice president, AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.





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IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

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IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

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IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

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IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

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IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

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IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

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IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

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For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

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Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Intermediate tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010